RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Company entered into the transactions below with related parties.
a)Brookfield Reinsurance agreements
As described in Note 1, Brookfield provided to the Company an equity commitment in the amount of $2.0 billion to fund future growth, which the Company may draw on from time to time. As of December 31, 2022, there were no amounts drawn under the equity commitment.
In 2021, the Company entered into a credit agreement with Brookfield (the “Brookfield Credit Agreement”) as lender for a three-year revolving credit facility which subsequently increased to $400 million in March 2022. As of December 31, 2022, there were no amounts drawn on the credit facilities under the Brookfield Credit Agreement.
The following table reflects the related party agreements and transactions for the years ended December 31 in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Credit agreement fees with Brookfield	$—	$—
Support agreement fees with Brookfield	—	—
Rights agreement fees to Brookfield	—	—
Administration fees with Brookfield	2.0	0.4
Investment management fees to Brookfield Asset Management	40.0	4.0
Brookfield licensing agreement fees	—	—

Outsourcing fees paid to Brookfield	1.0	0.3
Outsourcing arrangements payable	0.7	0.5
b)Other related party transactions
All the related party transactions are recorded in other assets or due to related party on the statements of financial positions.
On March 10, 2020, BAC, a wholly owned subsidiary of the Company, entered into lease and building service arrangements with Brookfield Properties (Canada) Inc. and BPO Ontario Properties Ltd. (collectively, “BPO”), subsidiaries of Brookfield. The amount paid to BPO for the leased office facilities and building maintenance for the year ended December 31, 2022 totaled $0.7 million (December 31, 2021 – $0.4 million). As at December 31, 2022, lease liabilities relating to this arrangement were $1 million (December 31, 2021 – $1 million).
On January 7, 2022, Brookfield International Holdings Inc. ("BIHI"), a subsidiary of Brookfield, issued a $255 million loan to NER SPC, a wholly owned subsidiary of the Company. This amount was fully repaid during the year.
On December 23, 2022, Brookfield Reinsurance Investments LP ("BRILP"), a subsidiary of the Company, entered into two loan agreements with the subsidiaries of Brookfield in the amount of $100 million and CAD $300 million, respectively. During the year, NER SPC made a $379 million full repayment and interest of its outstanding loan balance with BIHI.
During the year, Brookfield Treasury Management Inc. ("BTMI"), a wholly owned subsidiary of the Company, advanced BAM Re Holdings $269 million via promissory notes. BAM Re Holdings made a $50 million partial repayment of its outstanding loan balance with BTMI.

During the year, subsidiaries of the Company purchased investments of $3.3 billion from Brookfield and its subsidiaries. Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
As at December 31, 2022, the Company and its subsidiaries held investments in affiliated companies in total of $4 billion.
The company had $779 million of cash on deposit with wholly-owned subsidiaries of Brookfield as at December 31, 2022 (December 31, 2021 – $64 million).